                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              FINANCIAL STATEMENTS

                          Year ended December 31, 1999

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                          Year ended December 31, 1999

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-7
Statements of Changes in Net Assets........................................ F-12
Notes to Financial Statements.............................................. F-17

                         Independent Auditors' Report

Contractholders
GE Capital Life Separate Account II
and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, and U.S. Equity; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Oppenheimer Variable Account Funds-- High Income/VA, Bond/VA, Aggressive Growth/VA, Capital Appreciation/VA, and Multiple Strategies/VA Funds; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Janus Aspen Series-- Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth and Capital Appreciation Portfolios; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds for the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Capital Life Separate Account II as of December 31, 1999 and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.

                                      KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 1999


                                                       GE Investments Funds, Inc.
                          ------------------------------------------------------------------------------------
                                       Money   Total  International Real Estate Global  Value           U.S.
                           S&P 500    Market   Return    Equity     Securities  Income Equity  Income  Equity
                          Index Fund   Fund     Fund      Fund         Fund      Fund   Fund    Fund    Fund
Assets                    ---------- --------- ------ ------------- ----------- ------ ------- ------- -------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (78,181 shares,
  cost -- $2,066,174)...  $2,196,898       --     --        --           --        --      --      --      --
 Money Market Fund
  (1,703,159 shares,
  cost -- $1,703,159)...         --  1,703,159    --        --           --        --      --      --      --
 Total Return Fund
  (5,580 shares,
  cost -- $88,102)......         --        --  88,501       --           --        --      --      --      --
 International Equity
  Fund
  (1,865 shares, cost --
   $25,210).............         --        --     --     26,992          --        --      --      --      --
 Real Estate Securities
  Fund
  (170 shares, cost --
   $2,095)..............         --        --     --        --         1,852       --      --      --      --
 Global Income Fund
  (6,598 shares, cost --
   $64,328).............         --        --     --        --           --     63,274     --      --      --
 Value Equity Fund
  (7,554 shares,
  cost-- $118,646)......         --        --     --        --           --        --  119,283     --      --
 Income Fund (14,004
  share,
  cost --  $167,623)....         --        --     --        --           --        --      --  161,190     --
 U.S. Equity Fund (8,682
  shares
  cost --  $323,828)....         --        --     --        --           --        --      --      --  329,053
Receivable from
 affiliate (note 3).....         --      1,688    --        --           --        --      --      --      --
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
 Total assets...........   2,196,898 1,704,847 88,501    26,992        1,852    63,274 119,283 161,190 329,053
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       1,111       710     47        14            1        74      65      86     172
Payable for units
 withdrawn..............         --        --     --        --           --        --      --      --      --
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
 Total liabilities......       1,111       710     47        14            1        74      65      86     172
                          ---------- --------- ------    ------        -----    ------ ------- ------- -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,195,787 1,704,137 88,454    26,978        1,851    63,200 119,218 161,104 328,881
                          ========== ========= ======    ======        =====    ====== ======= ======= =======
Outstanding units.......     172,354   161,990  7,632     2,208          209     6,423  10,625  16,078  26,227
                          ========== ========= ======    ======        =====    ====== ======= ======= =======
Net asset value per
 unit...................  $    12.74     10.52  11.59     12.22         8.84      9.84   11.22   10.02   12.54
                          ========== ========= ======    ======        =====    ====== ======= ======= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
Assets                    --------- --------- --------- --------- ---------- --------- -------------
Investments in Variable
 Insurance Products
 Fund,
 at fair value (note 2):
 Equity-Income Portfolio
  (19,836 shares,
  cost -- $511,803).....  $509,982       --        --        --         --        --          --
 Growth Portfolio
  (12,867 shares,
  cost -- $607,122).....       --    706,762       --        --         --        --          --
 Overseas Portfolio
  (4,946 shares, cost --
   $106,143)............       --        --    135,707       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II,
 at fair value (note 2):
 Asset Manager Portfolio
  (6,460 shares,
  cost -- $114,149).....       --        --        --    120,613        --        --          --
 Contrafund Portfolio
  (44,369 shares,
  cost -- $1,179,317)...       --        --        --        --   1,293,371       --          --
Investments in Variable
 Insurance Products Fund
 III,
 at fair value (note 2):
 Growth & Income
  Portfolio (8,804
  shares,
  cost -- $146,121).....       --        --        --        --         --    152,302         --
 Growth Opportunities
  Portfolio (20,404
  shares,
  cost -- $456,535).....       --        --        --        --         --        --      472,342
Receivable from
 affiliate (note 3).....       --          4         2       --           1       --          --
                          --------   -------   -------   -------  ---------   -------     -------
 Total assets...........   509,982   706,766   135,709   120,613  1,293,372   152,302     472,342
                          --------   -------   -------   -------  ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       258       369        73        58        653        81         268
Payable for units
 withdrawn..............       --        --        --        --         --        --          --
                          --------   -------   -------   -------  ---------   -------     -------
 Total liabilities......       258       369        73        58        653        81         268
                          --------   -------   -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $509,724   706,397   135,636   120,555  1,292,719   152,221     472,074
                          ========   =======   =======   =======  =========   =======     =======
Outstanding units.......    48,133    46,688    10,084    10,584     97,637    13,010      41,888
                          ========   =======   =======   =======  =========   =======     =======
Net asset value per
 unit...................  $  10.59     15.13     13.45     11.39      13.24     11.70       11.27
                          ========   =======   =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                  Oppenheimer Variable Account Funds           Federated Insurance Series
                          --------------------------------------------------- ----------------------------
                            High           Aggressive   Capital     Multiple  American    High
                           Income   Bond     Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA  Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
Assets                    -------- ------- ---------- ------------ ---------- -------- ----------- -------
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 High Income Fund/VA
  (16,514 shares,
  cost -- $175,813).....  $177,029     --       --          --          --        --         --        --
 Bond Fund/VA (37,194
  shares,
  cost-- $427,468)......       --  428,477      --          --          --        --         --        --
 Aggressive Growth
  Fund/VA (1,811 shares,
  cost -- $109,793).....       --      --   149,068         --          --        --         --        --
 Capital Appreciation
  Fund/VA (2,012 shares,
  cost -- $82,025)......       --      --       --      100,296         --        --         --        --
 Multiple Strategies
  Fund/VA (2,921 shares,
  cost -- $48,869)......       --      --       --          --       51,001       --         --        --
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (10,866 shares,
  cost -- $222,665).....       --      --       --          --          --    226,237        --        --
 High Income Bond Fund
  II (19,068 shares,
  cost -- $194,005).....       --      --       --          --          --        --     195,256       --
 Utility Fund II (16,815
  shares,
  cost -- $240,944).....       --      --       --          --          --        --         --    241,300
Receivable from
 affiliate (note 3).....       --      --         1         --          --        --         --        --
                          -------- -------  -------     -------      ------   -------    -------   -------
 Total assets...........   177,029 428,477  149,069     100,296      51,001   226,237    195,256   241,300
                          -------- -------  -------     -------      ------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................        95     207       78          51          28       120        105       131
Payable for units
 withdrawn..............       --      --       --          --          --        --         --        --
                          -------- -------  -------     -------      ------   -------    -------   -------
 Total liabilities......        95     207       78          51          28       120        105       131
                          -------- -------  -------     -------      ------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $176,934 428,270  148,991     100,245      50,973   226,117    195,151   241,169
                          ======== =======  =======     =======      ======   =======    =======   =======
Outstanding units.......    18,241  43,260    8,356       6,857       4,655    20,556     19,995    22,004
                          ======== =======  =======     =======      ======   =======    =======   =======
Net asset value per
 unit...................  $   9.70    9.90    17.83       14.62       10.95     11.00       9.76     10.96
                          ======== =======  =======     =======      ======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                                    Janus Aspen Series                                 Alger American Fund
                      ------------------------------------------------------------------------------ ------------------------
                                 Aggressive           Worldwide Flexible  International   Capital        Small
                       Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                      Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
Assets                ---------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Investments in
 Janus Aspen
 Series, at fair
 value (note 2):
 Balanced
  Portfolio
  (93,440 shares,
  cost --
   $2,401,229)...     $2,608,851       --         --        --      --           --            --           --           --
 Aggressive
  Growth
  Portfolio
  (52,148 shares,
  cost --
  $2,230,874)....            --  3,112,739        --        --      --           --            --           --           --
 Growth Portfolio
  (38,459 shares,
  cost --
   $1,135,111)...            --        --   1,294,136       --      --           --            --           --           --
 Worldwide Growth
  Portfolio
  (34,071 shares,
  cost --
  $1,316,287)....            --        --         --  1,626,898     --           --            --           --           --
 Flexible Income
  Portfolio
  (6,152 shares,
  cost --
   $72,403)......            --        --         --        --   70,259          --            --           --           --
 International
  Growth
  Portfolio
  (8,373 shares,
  cost --
  $241,185)......            --        --         --        --      --       323,777           --           --           --
 Capital
  Appreciation
  Portfolio
  (102,297
  shares,
  cost --
  $2,706,916)....            --        --         --        --      --           --      3,393,176          --           --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio
  (6,969 shares,
  cost --
  $308,329)......            --        --         --        --      --           --            --       384,322          --
 Growth Portfolio
  (10,758 shares,
  cost --
   $589,639).....            --        --         --        --      --           --            --           --       692,601
Receivable from
 affiliate
 (note 3)........            --         58          6        20     --             7            35            5            2
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
 Total assets....      2,608,851 3,112,797  1,294,142 1,626,918  70,259      323,784     3,393,211      384,327      692,603
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
Liabilities
Accrued expenses
 payable to
 affiliates (note
 3)..............          1,342     1,713        663       810      39          163         1,763          204          372
Payable for units
 withdrawn.......          2,583     2,804        --      2,692     --           --          2,721          --           --
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
 Total
  liabilities....          3,925     4,517        663     3,502      39          163         4,484          204          372
                      ---------- ---------  --------- ---------  ------      -------     ---------      -------      -------
Net assets
 attributable to
 variable
 deferred annuity
  contractholders ... $2,604,926 3,108,280  1,293,479 1,623,416  70,220      323,621     3,388,727      384,123      692,231
                      ========== =========  ========= =========  ======      =======     =========      =======      =======
Outstanding
 units...........        186,199   121,228     81,608   100,959   6,851       19,367       179,393       26,274       47,413
                      ========== =========  ========= =========  ======      =======     =========      =======      =======
Net asset value
 per unit........     $    13.99     25.64      15.85     16.08   10.25        16.71         18.89        14.62        14.60
                      ========== =========  ========= =========  ======      =======     =========      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

                                                              Goldman Sachs
                                          PBHG Insurance    Variable Insurance
                                         Series Fund, Inc.        Trust
                                        ------------------- ------------------
                                          PBHG
                                        Large Cap   PBHG    Growth and Mid Cap
                                         Growth   Growth II   Income    Value
                                        Portfolio Portfolio    Fund     Fund
Assets                                  --------- --------- ---------- -------
Investments in PBHG Insurance Series
 Fund, Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,432
  shares, cost -- $46,826).............  $62,050       --        --        --
 PBHG Growth II Portfolio (6,089
  shares, cost -- $94,474).............      --    140,340       --        --
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note
 2):
 Growth and Income Fund (5,524 shares,
  cost -- $57,831).....................      --        --     60,155       --
 Mid Cap Value Fund (31,488 shares,
  cost -- $278,198)....................      --        --        --    265,132
Receivable from affiliate (note 3).....        1         3       --        --
                                         -------   -------    ------   -------
 Total assets..........................   62,051   140,343    60,155   265,132
                                         -------   -------    ------   -------
Liabilities
Accrued expenses payable to affiliates
 (note 3)..............................       32        76        34       147
Payable for units withdrawn............      --        --        --        --
                                         -------   -------    ------   -------
 Total liabilities.....................       32        76        34       147
                                         -------   -------    ------   -------
Net assets attributable to variable
 deferred annuity contractholders......  $62,019   140,267    60,121   264,985
                                         =======   =======    ======   =======
Outstanding units......................    3,577     7,052     6,067    28,190
                                         =======   =======    ======   =======
Net asset value per unit...............  $ 17.34     19.89      9.91      9.40
                                         =======   =======    ======   =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements Of Operations


                                                     GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------
                                              Money            Total        International
                         S&P 500  Index      Market           Return            Equity         Real Estate
                              Fund            Fund             Fund              Fund        Securities Fund
                         -------------- ----------------- --------------- ------------------ ---------------
                          Period from                       Period from                        Period from
                         May 6, 1999 to    Period from    May 26, 1999 to    Period from     July 9, 1999 to
                          December 31,  April 29, 1999 to  December 31,   August 26, 1999 to  December 31,
                              1999      December 31, 1999      1999       December 31, 1999       1999
                         -------------- ----------------- --------------- ------------------ ---------------
Investment income:
 Income -- Ordinary
  Dividends.............  $    14,793           10,043            1,782                68              102
 Expenses -- Mortality
  and expense risk
  charges and
  admistrative expenses
  (note 3)..............        7,863            3,051              279                71               13
                          ----------      ------------     ------------      ------------     ------------
Net investment income
 (expense)..............        6,930            6,992            1,503                (3)              89
                          ----------      ------------     ------------      ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       11,914              --                61               292               (1)
 Unrealized appreciation
  (depreciation)........      130,724              --               399             1,782             (243)
 Capital gain
  distribution..........       20,428              --             2,092             1,639                5
                          ----------      ------------     ------------      ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........      163,066              --             2,552             3,713             (239)
                          ----------      ------------     ------------      ------------     ------------
Increase (decrease) in
 net assets from
 operations.............  $   169,996            6,992            4,055             3,710             (150)
                          ==========      ============     ============      ============     ============

                                           GE Investments Funds, Inc.
                         ---------------------------------------------------------------
                             Global           Value                           U.S.
                             Income          Equity          Income          Equity
                              Fund            Fund            Fund            Fund
                         --------------- --------------- --------------- ---------------
                           Period from     Period from     Period from     Period from
                         May 14, 1999 to May 14, 1999 to May 14, 1999 to June 2, 1999 to
                          December 31,    December 31,    December 31,    December 31,
                              1999            1999            1999            1999
                         --------------- --------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............          905             890           8,293           1,680
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....          349             492             874           1,613
                           ---------       ----------      ----------      ----------
Net investment income
 (expense)..............          556             398           7,419              67
                           ---------       ----------      ----------      ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (573)            299          (1,204)         (2,044)
 Unrealized appreciation
  (depreciation)........       (1,054)            637          (6,432)          5,225
 Capital gain
  distribution..........           68             --              257          15,120
                           ---------       ----------      ----------      ----------
Net realized and
 unrealized gain (loss)
 on investments.........       (1,559)            936          (7,379)         18,301
                           ---------       ----------      ----------      ----------
Increase (decrease) in
 net assets from
 operations.............       (1,003)          1,334              40          18,368
                           =========       ==========      ==========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                              Variable Insurance
                                Variable Insurance Products Fund               Products Fund II
                         ---------------------------------------------- ------------------------------
                             Equity-
                             Income          Growth        Overseas      Asset Manager    Contrafund
                            Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                         --------------- -------------- --------------- --------------- --------------
                           Period from    Period from     Period from     Period from    Period from
                         May 13, 1999 to May 6, 1999 to May 14, 1999 to June 7, 1999 to May 6, 1999 to
                          December 31,    December 31,   December 31,    December 31,    December 31,
                              1999            1999           1999            1999            1999
                         --------------- -------------- --------------- --------------- --------------
Investment income:
 Income -- Ordinary
  Dividends.............  $        372             --             --              --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....         2,097           2,299            737             545           4,439
                          ------------   ------------    ------------    -----------     ------------
Net investment income
 (expense)..............        (1,725)         (2,299)          (737)           (545)         (4,439)
                          ------------   ------------    ------------    -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (2,045)          1,438            872             358          22,338
 Unrealized appreciation
  (depreciation)........        (1,822)         99,641         29,565           6,464         114,054
 Capital gain
  distribution..........           828             --             --              --              --
                          ------------   ------------    ------------    -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........        (3,039)        101,079         30,437           6,822         136,392
                          ------------   ------------    ------------    -----------     ------------
Increase (decrease) in
 net assets from
 operations.............  $     (4,764)         98,780         29,700           6,277         131,953
                          ============   ============    ============    ===========     ============

                                                     Variable Insurance
                                                      Products Fund III
                                              ---------------------------------
                                                                    Growth
                                               Growth & Income   Opportunities
                                                  Portfolio        Portfolio
                                              ----------------- ---------------
                                                                  Period from
                                                 Period from    May 11, 1999 to
                                              April 12, 1999 to  December 31,
                                              December 31, 1999      1999
                                              ----------------- ---------------
Investment income:
 Income -- Ordinary Dividends................            --               --
 Expenses -- Mortality and expense risk
  charges and administrative expenses
  (note 3)...................................            795            2,161
                                                -----------      ------------
Net investment income (expense)..............           (795)          (2,161)
                                                -----------      ------------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)....................            649           (1,607)
 Unrealized appreciation (depreciation)......          6,182           15,807
 Capital gain distribution...................            --               --
                                                -----------      ------------
Net realized and unrealized gain (loss) on
 investments.................................          6,831           14,200
                                                -----------      ------------
Increase (decrease) in net assets from
 operations..................................          6,036           12,039
                                                ===========      ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------
                                                                            Capital         Multiple
                           High Income        Bond        Aggressive     Appreciation      Strategies
                             Fund/VA        Fund/VA     Growth Fund/VA      Fund/VA          Fund/VA
                         --------------- -------------- -------------- ----------------- ---------------
                           Period from    Period from    Period from                       Period from
                         May 21, 1999 to May 6, 1999 to May 5, 1999 to    Period from    May 14, 1999 to
                          December 31,    December 31,   December 31,  April 23, 1999 to  December 31,
                              1999            1999           1999      December 31, 1999      1999
                         --------------- -------------- -------------- ----------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............  $        --              --             --              --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....           698           1,470            513             477              220
                          ------------    ------------   ------------    ------------     ------------
Net investment income
 (expense)..............          (698)         (1,470)          (513)           (477)            (220)
                          ------------    ------------   ------------    ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         1,328             183          7,258             265              281
 Unrealized appreciation
  (depreciation)........         1,216           1,010         39,274          18,271            2,132
 Capital gain
  distribution..........           --              --             --              --               --
                          ------------    ------------   ------------    ------------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........         2,544           1,193         46,532          18,536            2,413
                          ------------    ------------   ------------    ------------     ------------
Increase (decrease) in
 net assets from
 operations.............  $      1,846            (277)        46,019          18,059            2,193
                          ============    ============   ============    ============     ============

                                          Federated Insurance Series
                               -------------------------------------------------
                                                      High
                               American Leaders    Income Bond       Utility
                                    Fund II          Fund II         Fund II
                               ----------------- --------------- ---------------
                                                   Period from     Period from
                                  Period from    May 11, 1999 to July 8, 1999 to
                               April 23, 1999 to  December 31,    December 31,
                               December 31, 1999      1999            1999
                               ----------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends..................             --             --              --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3)...................           1,030            792           1,059
                                 ------------       --------        --------
Net investment income
 (expense)...................          (1,030)          (792)         (1,059)
                                 ------------       --------        --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....          (2,562)          (137)           (314)
 Unrealized appreciation
  (depreciation).............           3,572          1,251             356
 Capital gain distribution...             --             --              --
                                 ------------       --------        --------
Net realized and unrealized
 gain (loss) on investments..           1,010          1,114              42
                                 ------------       --------        --------
Increase (decrease) in net
 assets from operations......             (20)           322          (1,017)
                                 ============       ========        ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series
                         ---------------------------------------------------------------------------------------------
                                                                                 Worldwide        Flexible
                             Balanced      Aggressive Growth     Growth           Growth           Income
                             Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                         ----------------- ----------------- --------------- ----------------- ---------------
                                                               Period from                       Period from
                            Period from       Period from    May 11, 1999 to    Period from    May 21, 1999 to
                         April 12, 1999 to April 23, 1999 to  December 31,   April 23, 1999 to  December 31,
                         December 31, 1999 December 31, 1999      1999       December 31, 1999      1999
                         ----------------- ----------------- --------------- ----------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............   $     28,510              601           1,154               120            3,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....          8,582            8,601           3,526             3,896              428
                           ------------        ---------        --------        ---------        ---------
Net investment income
 (expense)..............         19,928           (8,000)         (2,372)           (3,776)           2,773
                           ------------        ---------        --------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         33,494          130,943          21,250            26,067               70
 Unrealized appreciation
  (depreciation)........        207,622          881,865         159,025           310,611           (2,145)
Capital gain
 distribution...........            --             1,024             193               --                98
                           ------------        ---------        --------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments.........        241,116        1,013,832         180,468           336,678           (1,977)
                           ------------        ---------        --------        ---------        ---------
Increase (decrease) in
 net assets from
 operations.............   $    261,044        1,005,832         178,096           332,902              796
                           ============        =========        ========        =========        =========

                          Janus Aspen Series (continued)         Alger American Fund
                         --------------------------------- --------------------------------
                          International       Capital          Small
                             Growth        Appreciation    Capitalization      Growth
                            Portfolio        Portfolio       Portfolio        Portfolio
                         --------------- ----------------- -------------- -----------------
                           Period from                      Period from
                         May 26, 1999 to    Period from    May 6, 1999 to    Period from
                          December 31,   April 29, 1999 to  December 31,  April 29, 1999 to
                              1999       December 31, 1999      1999      December 31, 1999
                         --------------- ----------------- -------------- -----------------
Investment income:
 Income -- Ordinary
  Dividends.............            72              517             --                23
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....           903            9,883           1,488            3,169
                          -----------      -----------      -----------     ------------
Net investment income
 (expense)..............          (831)          (9,366)         (1,488)          (3,146)
                          -----------      -----------      -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        14,943           48,923          14,121           (1,623)
 Unrealized appreciation
  (depreciation)........        82,593          686,260          75,993          102,963
Capital gain
 distribution...........           --             5,942             124            2,305
                          -----------      -----------      -----------     ------------
Net realized and
 unrealized gain (loss)
 on investments.........        97,536          741,125          90,238          103,645
                          -----------      -----------      -----------     ------------
Increase (decrease) in
 net assets from
 operations.............        96,705          731,759          88,750          100,499
                          ===========      ===========      ===========     ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 PBHG Insurance Series             Goldman Sachs Variable
                                      Fund, Inc.                       Insurance Trust
                         ------------------------------------- -------------------------------
                                 PBHG
                               Large Cap                         Growth and        Mid Cap
                                Growth         PBHG Growth II      Income           Value
                               Portfolio          Portfolio         Fund            Fund
                         --------------------- --------------- --------------- ---------------
                              Period from        Period from     Period from     Period from
                         September 21, 1999 to July 2, 1999 to May 14, 1999 to May 14, 1999 to
                             December 31,       December 31,    December 31,    December 31,
                                 1999               1999            1999            1999
                         --------------------- --------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  Dividends.............        $   --                --              657            2,047
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....            127               481             321            1,071
                                -------            ------           -----          -------
Net investment income
 (expense)..............           (127)             (481)            336              976
                                -------            ------           -----          -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          1,640               139            (951)          (5,954)
 Unrealized appreciation
  (depreciation)........         15,224            45,866           2,324          (13,066)
 Capital gain
  distribution..........            --                --              --               --
                                -------            ------           -----          -------
Net realized and
 unrealized gain (loss)
 on investments.........         16,864            46,005           1,373          (19,020)
                                -------            ------           -----          -------
Increase (decrease) in
 net assets from
 operations.............        $16,737            45,524           1,709          (18,044)
                                =======            ======           =====          =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                       Statement of Changes in Net Assets


                                                     GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------
                            S&P 500           Money            Total        International
                             Index           Market           Return            Equity         Real Estate
                              Fund            Fund             Fund              Fund        Securities Fund
                         -------------- ----------------- --------------- ------------------ ---------------
                          Period from                       Period from                        Period from
                         May 6, 1999 to    Period from    May 26, 1999 to    Period from     July 9, 1999 to
                          December 31,  April 29, 1999 to  December 31,   August 26, 1999 to  December 31,
                              1999      December 31, 1999      1999       December 31, 1999       1999
                         -------------- ----------------- --------------- ------------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............    $    6,930           6,992          1,503                (3)              89
 Net realized gain
  (loss)...............        11,914             --              61               292               (1)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......       130,724             --             399             1,782             (243)
 Capital gain distribu-
  tion.................        20,428             --           2,092             1,639                5
                           ----------       ---------         ------            ------            -----
   Increase (decrease)
    in net assets from
    operations.........       169,996           6,992          4,055             3,710             (150)
                           ----------       ---------         ------            ------            -----
From capital transac-
 tions:
 Net premiums..........     1,916,894       1,884,687         78,294            23,207            2,000
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........        (4,344)           (207)          (208)              --               --
  Transfer gains (loss)
   and transfer fees
   (note 3)............           236           1,697            (92)               61                1
 Transfers (to) from
  the Guarantee Ac-
  count................       106,565         (51,805)         5,388               --               --
 Interfund transfers...         6,440        (137,227)         1,017               --               --
                           ----------       ---------         ------            ------            -----
   Increase (decrease)
    in net assets from
    capital
    transactions.......     2,025,791       1,697,145         84,399            23,268            2,001
                           ----------       ---------         ------            ------            -----
Increase (decrease) in
 net assets............     2,195,787       1,704,137         88,454            26,978            1,851
Net assets at beginning
 of period.............           --              --             --                --               --
                           ----------       ---------         ------            ------            -----
Net assets at end of
 year..................    $2,195,787       1,704,137         88,454            26,978            1,851
                           ==========       =========         ======            ======            =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------
                             Global           Value                           U.S.
                             Income          Equity          Income          Equity
                              Fund            Fund            Fund            Fund
                         --------------- --------------- --------------- ---------------
                           Period from     Period from     Period from     Period from
                         May 14, 1999 to May 14, 1999 to May 14, 1999 to June 2, 1999 to
                          December 31,    December 31,    December 31,    December 31,
                              1999            1999            1999            1999
                         --------------- --------------- --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............      $   556             398           7,419              67
 Net realized gain
  (loss)...............         (573)            299          (1,204)         (2,044)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......       (1,054)            637          (6,432)          5,225
 Capital gain distribu-
  tion.................           68             --              257          15,120
                             -------         -------         -------         -------
   Increase (decrease)
    in net assets from
    operations.........       (1,003)          1,334              40          18,368
                             -------         -------         -------         -------
From capital transac-
 tions:
 Net premiums..........       64,472         130,953         155,833         207,811
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........         (204)            --              --           (1,558)
  Transfer gains (loss)
   and transfer fees
   (note 3)............          (65)             15              64             423
 Transfers (to) from
  the Guarantee Ac-
  count................          --              --           17,167          (3,965)
 Interfund transfers...          --          (13,084)        (12,000)        107,802
                             -------         -------         -------         -------
   Increase (decrease)
    in net assets from
    capital
    transactions.......       64,203         117,884         161,064         310,513
                             -------         -------         -------         -------
Increase (decrease) in
 net assets............       63,200         119,218         161,104         328,881
Net assets at beginning
 of period.............          --              --              --              --
                             -------         -------         -------         -------
Net assets at end of
 year..................      $63,200         119,218         161,104         328,881
                             =======         =======         =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         Variable Insurance Products Fund
                                  ----------------------------------------------
                                      Equity-
                                      Income          Growth        Overseas
                                     Portfolio      Portfolio       Portfolio
                                  --------------- -------------- ---------------
                                    Period from    Period from     Period from
                                  May 13, 1999 to May 6, 1999 to May 14, 1999 to
                                   December 31,    December 31,   December 31,
                                       1999            1999           1999
                                  --------------- -------------- ---------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income (ex-
  pense)........................     $ (1,725)        (2,299)           (737)
 Net realized gain (loss).......       (2,045)         1,438             872
 Unrealized appreciation (depre-
  ciation) on investments.......       (1,822)        99,641          29,565
 Capital gain distribution......          828            --              --
                                     --------        -------         -------
   Increase (decrease) in net
    assets from operations......       (4,764)        98,780          29,700
                                     --------        -------         -------
From capital transactions:
 Net premiums...................      514,343        576,159         106,047
 Transfer (to) from the general
  account of GE Capital Life:
  Surrenders....................       (8,408)        (5,067)            --
  Transfer gains (loss) and
   transfer fees (note 3).......       (1,528)         1,736            (111)
 Transfers (to) from the Guaran-
  tee Account...................        8,767         15,479             --
 Interfund transfers............        1,314         19,310             --
                                     --------        -------         -------
   Increase (decrease) in net
    assets from capital transac-
    tions.......................      514,488        607,617         105,936
                                     --------        -------         -------
Increase (decrease) in net as-
 sets...........................      509,724        706,397         135,636
Net assets at beginning of peri-
 od.............................          --             --              --
                                     --------        -------         -------
Net assets at end of year.......     $509,724        706,397         135,636
                                     ========        =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Variable Insurance              Variable Insurance
                                Products Fund II                Products Fund III
                         ------------------------------ ---------------------------------
                                                                              Growth
                          Asset Manager    Contrafund    Growth & Income   Opportunities
                            Portfolio      Portfolio        Portfolio        Portfolio
                         --------------- -------------- ----------------- ---------------
                           Period from    Period from                       Period from
                         June 7, 1999 to May 6, 1999 to    Period from    May 11, 1999 to
                          December 31,    December 31,  April 12, 1999 to  December 31,
                              1999            1999      December 31, 1999      1999
                         --------------- -------------- ----------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............     $   (545)         (4,439)           (795)          (2,161)
 Net realized gain
  (loss)...............          358          22,338             649           (1,607)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......        6,464         114,054           6,182           15,807
 Capital gain distribu-
  tion.................          --              --              --               --
                            --------       ---------         -------          -------
   Increase (decrease)
    in net assets from
    operations.........        6,277         131,953           6,036           12,039
                            --------       ---------         -------          -------
From capital transac-
 tions:
 Net premiums..........      114,263       1,104,259         162,340          481,850
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........          --          (11,919)         (7,583)          (4,423)
  Transfer gains (loss)
   and transfer fees
   (note 3)............           15             220            (143)          (4,683)
 Transfers (to) from
  the Guarantee Ac-
  count................          --           35,713          13,141            6,866
 Interfund transfers...          --           32,493         (21,570)         (19,575)
                            --------       ---------         -------          -------
   Increase (decrease)
    in net assets from
    capital transac-
    tions..............      114,278       1,160,766         146,185          460,035
                            --------       ---------         -------          -------
Increase (decrease) in
 net assets............      120,555       1,292,719         152,221          472,074
Net assets at beginning
 of period.............          --              --              --               --
                            --------       ---------         -------          -------
Net assets at end of
 year..................     $120,555       1,292,719         152,221          472,074
                            ========       =========         =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------
                                                                            Capital         Multiple
                              High                        Aggressive     Appreciation      Strategies
                         Income Fund/VA   Bond Fund/VA  Growth Fund/VA      Fund/VA          Fund/VA
                         --------------- -------------- -------------- ----------------- ---------------
                           Period from    Period from    Period from                       Period from
                         May 21, 1999 to May 6, 1999 to May 5, 1999 to    Period from    May 14, 1999 to
                          December 31,    December 31,   December 31,  April 23, 1999 to  December 31,
                              1999            1999           1999      December 31, 1999      1999
                         --------------- -------------- -------------- ----------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............     $   (698)        (1,470)          (513)            (477)           (220)
 Net realized gain
  (loss)...............        1,328            183          7,258              265             281
 Unrealized apprecia-
  tion (depreciation)
  on investments.......        1,216          1,010         39,274           18,271           2,132
 Capital gain distribu-
  tion.................          --             --             --               --              --
                            --------        -------        -------          -------          ------
   Increase (decrease)
    in net assets from
    operations.........        1,846           (277)        46,019           18,059           2,193
                            --------        -------        -------          -------          ------
From capital transac-
 tions:
 Net premiums..........      155,654        397,881        113,307           82,368          48,280
 Transfer (to) from the
  general account of GE
  Capital Life:
  Surrenders...........         (204)          (204)           --               --           (1,047)
  Transfer gains (loss)
   and transfer fees
   (note 3)............          (15)           142          1,053             (390)             59
 Transfers (to) from
  the Guarantee
  Account..............        7,348         25,543          2,988              208           1,488
 Interfund transfers...       12,305          5,185        (14,376)             --              --
                            --------        -------        -------          -------          ------
   Increase (decrease)
    in net assets from
    capital transac-
    tions..............      175,088        428,547        102,972           82,186          48,780
                            --------        -------        -------          -------          ------
Increase (decrease) in
 net assets............      176,934        428,270        148,991          100,245          50,973
Net assets at beginning
 of period.............          --             --             --               --              --
                            --------        -------        -------          -------          ------
Net assets at end of
 year..................     $176,934        428,270        148,991          100,245          50,973
                            ========        =======        =======          =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         Federated Insurance Series
                              -------------------------------------------------
                                                     High
                              American Leaders    Income Bond
                                   Fund II          Fund II     Utility Fund II
                              ----------------- --------------- ---------------
                                                  Period from     Period from
                                 Period from    May 11, 1999 to July 8, 1999 to
                              April 23, 1999 to  December 31,    December 31,
                              December 31, 1999      1999            1999
                              ----------------- --------------- ---------------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense).....................     $ (1,030)            (792)         (1,059)
 Net realized gain (loss)....       (2,562)            (137)           (314)
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................        3,572            1,251             356
 Capital gain distribution...          --               --              --
                                  --------          -------         -------
   Increase (decrease) in net
    assets from operations...          (20)             322          (1,017)
                                  --------          -------         -------
From capital transactions:
 Net premiums................      203,647          190,800         236,827
 Transfer (to) from the gen-
  eral account of GE Capital
  Life:
  Surrenders.................          --               --              --
  Transfer gains (loss) and
   transfer fees (note 3)....          (97)             (67)            586
 Transfers (to) from the
  Guarantee Account..........        2,977            4,096           4,773
 Interfund transfers.........       19,610              --              --
                                  --------          -------         -------
   Increase (decrease) in net
    assets from capital
    transactions.............      226,137          194,829         242,186
                                  --------          -------         -------
Increase (decrease) in net
 assets......................      226,117          195,151         241,169
Net assets at beginning of
 period......................          --               --              --
                                  --------          -------         -------
Net assets at end of year....     $226,117          195,151         241,169
                                  ========          =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                      Janus Aspen Series
                    -----------------------------------------------------------------------------------------------------
                                                                                             Flexible      International
                        Balanced      Aggressive Growth     Growth      Worldwide Growth      Income          Growth
                        Portfolio         Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                    ----------------- ----------------- --------------- ----------------- --------------- ---------------
                                                          Period from                       Period from     Period from
                       Period from       Period from    May 11, 1999 to    Period from    May 21, 1999 to May 26, 1999 to
                    April 12, 1999 to April 23, 1999 to  December 31,   April 23, 1999 to  December 31,    December 31,
                    December 31, 1999 December 31, 1999      1999       December 31, 1999      1999            1999
                    ----------------- ----------------- --------------- ----------------- --------------- ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   19,928            (8,000)          (2,372)          (3,776)         2,773             (831)
 Net realized gain
  (loss)..........         33,494           130,943           21,250           26,067             70           14,943
 Unrealized
  appreciation
  (depreciation)
  on investments..        207,622           881,865          159,025          310,611         (2,145)          82,593
 Capital gain
  distribution....            --              1,024              193              --              98              --
                       ----------         ---------        ---------        ---------         ------          -------
  Increase
   (decrease) in
   net assets from
   operations.....        261,044         1,005,832          178,096          332,902            796           96,705
                       ----------         ---------        ---------        ---------         ------          -------
From capital
 transactions:
 Net premiums.....      2,220,553         2,262,136        1,009,031        1,233,902         64,850          219,408
 Transfer (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......        (14,752)           (6,944)            (228)          (2,435)          (205)            (248)
 Transfer gains
  (loss) and
  transfer fees
  (note 3)........           (272)           (1,889)           2,240              (19)             6              (18)
 Transfers (to)
  from the
  guarantee
  account.........        131,476             7,412           31,422           16,024          4,773              --
 Interfund
  transfers.......          6,877          (158,267)          72,918           43,042            --             7,774
                       ----------         ---------        ---------        ---------         ------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      2,343,882         2,102,448        1,115,383        1,290,514         69,424          226,916
                       ----------         ---------        ---------        ---------         ------          -------
Increase
 (decrease) in net
 assets...........      2,604,926         3,108,280        1,293,479        1,623,416         70,220          323,621
Net assets at
 beginning of
 period...........            --                --               --               --             --               --
                       ----------         ---------        ---------        ---------         ------          -------
Net assets at end
 of year..........     $2,604,926         3,108,280        1,293,479        1,623,416         70,220          323,621
                       ==========         =========        =========        =========         ======          =======
                         Capital
                      Appreciation
                        Portfolio
                    -----------------
                       Period from
                    April 29, 1999 to
                    December 31, 1999
                    -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (9,366)
 Net realized gain
  (loss)..........         48,923
 Unrealized
  appreciation
  (depreciation)
  on investments..        686,260
 Capital gain
  distribution....          5,942
                    -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        731,759
                    -----------------
From capital
 transactions:
 Net premiums.....      2,582,488
 Transfer (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......        (37,429)
 Transfer gains
  (loss) and
  transfer fees
  (note 3)........         (2,697)
 Transfers (to)
  from the
  guarantee
  account.........         43,093
 Interfund
  transfers.......         71,513
                    -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      2,656,968
                    -----------------
Increase
 (decrease) in net
 assets...........      3,388,727
Net assets at
 beginning of
 period...........            --
                    -----------------
Net assets at end
 of year..........      3,388,727
                    =================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              PBHG Insurance Series             Goldman Sachs Variable
                           Alger American Fund                     Fund, Inc.                       Insurance Trust
                     -------------------------------- ------------------------------------- -------------------------------
                                                              PBHG
                         Small                              Large Cap                                           Mid Cap
                     Capitalization                          Growth         PBHG Growth II    Growth and         Value
                       Portfolio    Growth Portfolio        Portfolio          Portfolio      Income Fund        Fund
                     -------------- ----------------- --------------------- --------------- --------------- ---------------
                      Period from                                             Period from     Period from     Period from
                     May 6, 1999 to    Period from         Period from      July 2, 1999 to May 14, 1999 to May 14, 1999 to
                      December 31,  April 29, 1999 to September 21, 1999 to  December 31,    December 31,    December 31,
                          1999      December 31, 1999   December 31, 1999        1999            1999            1999
                     -------------- ----------------- --------------------- --------------- --------------- ---------------
Increase (decrease)
 in net assets
From operations:
 Net investment
  income
  (expense)........     $ (1,488)         (3,146)         $       (127)            (481)             336            976
 Net realized gain
  (loss)...........       14,121          (1,623)                1,640              139             (951)        (5,954)
 Unrealized
  appreciation
  (depreciation) on
  investments......       75,993         102,963                15,224           45,866            2,324        (13,066)
 Capital gain
  distribution.....          124           2,305                   --               --               --             --
                        --------        --------          ------------         --------       ---------        --------
  Increase
   (decrease) in
   net assets from
   operations......       88,750         100,499                16,737           45,524            1,709        (18,044)
                        --------        --------          ------------         --------       ---------        --------
From capital
 transactions:
 Net premiums......      342,557         596,768                38,573           81,571           64,621        278,409
 Transfer (to) from
  the general
  account of
  GE Capital Life:
 Death Benefits....          --              --                    --               --               --             --
 Surrenders........       (2,574)        (25,065)                  --               --               --             --
 Transfer gains
  (loss) and
  transfer fees
  (note 3).........         (510)           (564)                   19              (12)             265            680
 Transfers (to)
  from the
  guarantee
  account..........          900           2,000                 5,673              100            1,488         15,173
 Interfund
  transfers........      (45,000)         18,593                 1,017           13,084           (7,962)       (11,233)
                        --------        --------          ------------         --------       ---------        --------
  Increase
   (decrease) in
   net assets from
   capital
   transactions....      295,373         591,732                45,282           94,743           58,412        283,029
                        --------        --------          ------------         --------       ---------        --------
Increase (decrease)
 in net assets.....      384,123         692,231                62,019          140,267           60,121        264,985
Net assets at
 beginning of
 period............          --              --                    --               --               --             --
                        --------        --------          ------------         --------       ---------        --------
Net assets at end
 of year...........     $384,123         692,231          $     62,019          140,267           60,121        264,985
                        ========        ========          ============         ========       =========        ========

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary by General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  There are currently 37 investment subdivisions available in the Account as listed in the statements of assets and liabilities. All designated portfolios included in the Account are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the period ended December 31, 1999 were:

                                                        Cost of    Proceeds
                                                         Shares      from
Fund/Portfolio                                          Acquired  Shares Sold
--------------                                         ---------- -----------
GE Investment Funds, Inc.:
 S&P 500 Index Fund................................... $2,492,470    438,210
 Money Market Fund....................................  3,264,197  1,561,038
 Total Return Fund....................................    114,985     26,944
 International Equity Fund............................     33,084      8,166
 Real Estate Securities Fund..........................      2,107         11
 Global Income Fund...................................     87,076     22,175
 Value Equity Fund....................................    144,725     26,377
 Income Fund..........................................    198,503     29,676
 U.S. Equity Fund.....................................    486,289    160,418
Oppenheimer Variable Account Funds:
 Bond Fund/VA.........................................    506,950     79,665
 Aggressive Growth Fund/VA............................    142,943     40,408
 Capital Appreciation Fund/VA.........................     87,405      5,644
 High Income Fund/VA..................................    214,401     39,915
 Multiple Strategies Fund/VA..........................     74,970     26,382
Variable Insurance Products Fund:
 Equity-Income Portfolio..............................    594,362     80,514
 Growth Portfolio.....................................    722,654    116,970
 Overseas Portfolio...................................    110,342      5,071
Variable Insurance Products Fund II:
 Asset Manager Portfolio..............................    120,654      6,863
 Contrafund Portfolio.................................  1,536,802    379,823

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of   Proceeds
                                                         Shares      from
Fund/Portfolio                                          Acquired  Shares Sold
--------------                                          --------- -----------
Variable Insurance Products Fund III:
 Growth & Income Portfolio............................. $ 195,927    50,455
 Growth Opportunities Portfolio........................   581,671   123,529
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund................................   100,860    42,078
 Mid Cap Value Fund....................................   347,874    63,722
Janus Aspen Series:
 Aggressive Growth Portfolio........................... 2,758,145   658,214
 Growth Portfolio...................................... 1,391,386   277,525
 Worldwide Growth Portfolio............................ 1,495,571   205,352
 Balanced Portfolio.................................... 2,879,110   511,374
 Flexible Income Portfolio.............................    78,383     6,050
 International Growth Portfolio........................   308,118    81,877
 Capital Appreciation Portfolio........................ 3,113,347   455,354
Federated Insurance Series:
 Utility Fund II.......................................   280,273    39,015
 High Income Bond Fund II..............................   204,066     9,924
 American Leaders Fund II..............................   286,013    60,786
Alger American Fund:
 Small Capitalization Portfolio........................   390,194    95,986
 Growth Portfolio......................................   718,126   126,864
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................    51,508     6,322
 PBHG Growth II Portfolio..............................    95,342     1,007

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the period ended December 31, 1999 are as follows:

                                                   GE Investments Funds, Inc.
                          ----------------------------------------------------------------------------------
                          S&P 500   Money   Total   International Real Estate Global  Value            U.S.
                           Index   Market   Return     Equity     Securities  Income  Equity  Income  Equity
                           Fund     Fund     Fund       Fund         Fund      Fund    Fund    Fund    Fund
                          -------  -------  ------  ------------- ----------- ------  ------  ------  ------
Units outstanding at
 December 31, 1998......      --       --     --           --          --        --      --      --      --
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
From capital
 transactions:
 Net premiums...........  163,108  180,071  7,072        2,208         209     6,443  11,804  15,562  17,576
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (370)     (20)   (19)         --          --        (20)    --      --     (132)
 Transfers (to) from the
  Guarantee Account.....    9,068   (4,950)   487          --          --        --      --    1,714    (335)
 Interfund transfers....      548  (13,111)    92          --          --        --   (1,179) (1,198)  9,118
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
Net increase (decrease)
 in units from capital
 transactions...........  172,354  161,990  7,632        2,208         209     6,423  10,625  16,078  26,227
                          -------  -------  -----      -------      ------    ------  ------  ------  ------
Units outstanding at
 December 31, 1999......  172,354  161,990  7,632        2,208         209     6,423  10,625  16,078  26,227
                          =======  =======  =====      =======      ======    ======  ======  ======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......      --        --        --        --         --        --          --
                           ------    ------    ------    ------     ------    ------      ------
From capital
 transactions:
 Net premiums...........   47,976    44,397    10,084    10,584     92,901    14,434      43,432
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (784)     (390)      --        --      (1,003)     (674)       (399)
 Transfers (to) from the
  Guarantee Account.....      818     1,193       --        --       3,005     1,168         619
 Interfund transfers....      123     1,488       --        --       2,734    (1,918)     (1,764)
                           ------    ------    ------    ------     ------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   48,133    46,688    10,084    10,584     97,637    13,010      41,888
                           ------    ------    ------    ------     ------    ------      ------
Units outstanding at
 December 31, 1999......   48,133    46,688    10,084    10,584     97,637    13,010      41,888
                           ======    ======    ======    ======     ======    ======      ======

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1998......     --       --         --         --          --         --        --        --
                          ------   ------     ------      -----       -----     ------    ------    ------
From capital
 transactions:
 Net premiums...........  16,215   40,178      9,290      6,840       4,613     18,504    19,575    21,569
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (21)     (21)       --         --         (100)       --        --        --
 Transfers (to) from the
  Guarantee Account.....     765    2,579        245         17         142        270       420       435
 Interfund transfers....   1,282      524     (1,179)       --          --       1,782       --        --
                          ------   ------     ------      -----       -----     ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  18,241   43,260      8,356      6,857       4,655     20,556    19,995    22,004
                          ------   ------     ------      -----       -----     ------    ------    ------
Units outstanding at
 December 31, 1999......  18,241   43,260      8,356      6,857       4,655     20,556    19,995    22,004
                          ======   ======     ======      =====       =====     ======    ======    ======

                                                Janus Aspen Series                                 Alger American Fund
                   ----------------------------------------------------------------------------- ------------------------
                             Aggressive           Worldwide Flexible  International   Capital        Small
                   Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                   Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                   --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1998............       --        --        --         --       --          --            --            --          --
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
From capital
 transactions:
 Net premiums....   176,382   130,319    73,975     96,528    6,400      18,725       174,188        30,419      47,771
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Surrenders......    (1,172)     (400)      (17)      (190)     (20)        (21)       (2,525)         (229)     (2,006)
 Transfers (to)
  from the
  Guarantee
  Account........    10,443       427     2,304      1,254      471         --          2,907            80         160
 Interfund
  transfers......       546    (9,118)    5,346      3,367      --          663         4,823        (3,996)      1,488
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions....   186,199   121,228    81,608    100,959    6,851      19,367       179,393        26,274      47,413
                    -------   -------    ------    -------    -----      ------       -------        ------      ------
Units outstanding
 at December 31,
 1999............   186,199   121,228    81,608    100,959    6,851      19,367       179,393        26,274      47,413
                    =======   =======    ======    =======    =====      ======       =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                               Goldman Sachs
                                           PBHG Insurance    Variable Insurance
                                         Series Fund, Inc.         Trust
                                        -------------------- ------------------
                                        PBHG Large   PBHG    Growth and Mid Cap
                                        Cap Growth Growth II   Income    Value
                                        Portfolio  Portfolio    Fund     Fund
                                        ---------- --------- ---------- -------
Units outstanding at December 31,
 1998.................................      --         --        --        --
                                          -----      -----     -----    ------
From capital transactions:
 Net premiums.........................    3,049      6,071     6,743    27,796
 Transfers (to) from the general
  account of GE Capital Life:
 Surrenders...........................      --         --        --        --
 Transfers (to) from the Guarantee
  Account.............................      448          7       155     1,515
 Interfund transfers..................       80        974      (831)   (1,121)
                                          -----      -----     -----    ------
Net increase (decrease) in units from
 capital transactions.................    3,577      7,052     6,067    28,190
                                          -----      -----     -----    ------
Units outstanding at December 31,
 1999.................................    3,577      7,052     6,067    28,190
                                          =====      =====     =====    ======

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, .60% for the Global Income Fund,
 .55% for the U.S. Equity Fund, .65% for the Value Equity Fund, .85% for the Real Estate Securities Fund, and 1.00% for the International Equity Fund.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.